Wisdom Short Duration Income Fund

Institutional Class: WISSX

Supplement dated June 27, 2025, to the Prospectus dated December 19, 2024, as previously supplemented March 3, 2025, and June 25, 2025

Effective June 27, 2025, the Fund is closed to new investors.  However, investors who hold the Fund on that date may continue to hold their shares and make additional purchases.  The Fund is closed to new investors to facilitate its plan to convert to an exchange-traded fund.

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This Supplement and the Prospectus dated December 19, 2024, and the previous supplement dated March 3, 2025, and June 25, 2025, as well as the Statement of Additional Information dated December 19, 2024, provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-458-4744.

Please retain this Supplement for future reference.